Share capital (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Classes Of Share Capital [Abstract]
Common shares issued

Number issued (number of shares)	2018	2017

Beginning of year	395,792,732	395,792,522

Issued:
Stock option plan [note 24]	-	210

End of year	395,792,732	395,792,732